Tangible assets - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 32,926,000	€ 33,044,000	€ 32,342,000
Tangible assets	33,882,000	34,073,000	33,321,000
Property, plant and equipment for own use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,408,000	13,489,000	13,259,000
Tangible assets	13,408,000	13,489,000	13,259,000
Property, plant and equipment for own use | Abroad
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,119,000	7,083,000	6,753,000
Leased out under an operating lease
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	19,518,000	19,555,000	19,083,000
Leased out under an operating lease | Vehicles | Santander US Auto
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	12,525,000	13,389,000	13,630,000
Investment property
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	956,000	1,029,000	979,000
Fair value of investment property	1,163,000	1,153,000	1,088,000
Unrealized gains (losses) on fair value adjustment	€ 207,000	€ 124,000	€ 109,000